Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	USCF ETF Trust
Entity Central Index Key	0001597389
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Shareholder Report [Line Items]
Fund Name	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Class Name	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Trading Symbol	SDCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 281,897,419
Holdings Count | Integer	26
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$281,897,419
Number of Portfolio Holdings	26
Portfolio Turnover Rate	0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	91.1%	Energy	35.5%
		Grains & Oilseeds	7.1%
		Industrial Metals	14.7%
		Livestock	17.0%
		Precious Metals	7.2%
		Softs	20.1%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Gold Strategy Plus Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Gold Strategy Plus Income Fund
Class Name	USCF Gold Strategy Plus Income Fund
Trading Symbol	USG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$26	0.45%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%
Net Assets	$ 12,174,908
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$12,174,908
Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	100.8%	Precious Metals	106.9%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Sustainable Battery Metals Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Sustainable Battery Metals Strategy Fund
Class Name	USCF Sustainable Battery Metals Strategy Fund
Trading Symbol	ZSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$33	0.59%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 3,691,095
Holdings Count | Integer	40
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$3,691,095
Number of Portfolio Holdings	40
Portfolio Turnover Rate	10%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	9.6%
Industrial	3.0%
Energy	0.1%
Commodity Derivatives	12.9%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Energy Commodity Strategy Absolute Return Fund
Shareholder Report [Line Items]
Fund Name	USCF Energy Commodity Strategy Absolute Return Fund
Class Name	USCF Energy Commodity Strategy Absolute Return Fund
Trading Symbol	USE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$37	0.79%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%
Net Assets	$ 2,292,195
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,292,195
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	93.7%	Energy	1.5%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Sustainable Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Sustainable Commodity Strategy Fund
Class Name	USCF Sustainable Commodity Strategy Fund
Trading Symbol	ZSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$24	0.41%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.41%
Net Assets	$ 2,778,069
Holdings Count | Integer	60
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,778,069
Number of Portfolio Holdings	60
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	22.9%
Utilities	4.6%
Industrial	0.6%
Commodity Derivatives	3.5%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Midstream Energy Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Midstream Energy Income Fund
Class Name	USCF Midstream Energy Income Fund
Trading Symbol	UMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Midstream Energy Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 394,602,516
Holdings Count | Integer	24
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$394,602,516
Number of Portfolio Holdings	24
Portfolio Turnover Rate	12%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	97.4%
Exchange Traded Fund	1.7%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

USCF Advisers LLC (the “Adviser”), the investment adviser of the Fund, contractually agreed to waive 0.16% from its 0.85% management fee, which took effect on October 1, 2025 (the “Effective Date”). In addition, on the Effective Date, Miller/Howard Investments, Inc., the sub-adviser to the Fund, contractually agreed to waive 0.08% from the 0.38% sub-advisory fee paid to it by the Adviser. These contractual waivers will remain in effect through October 31, 2026.

Material Fund Change Adviser [Text Block]	USCF Advisers LLC (the “Adviser”), the investment adviser of the Fund, contractually agreed to waive 0.16% from its 0.85% management fee, which took effect on October 1, 2025 (the “Effective Date”). In addition, on the Effective Date, Miller/Howard Investments, Inc., the sub-adviser to the Fund, contractually agreed to waive 0.08% from the 0.38% sub-advisory fee paid to it by the Adviser. These contractual waivers will remain in effect through October 31, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.
Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Email Address	www.uscfinvestments.com/filings/equities
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Dividend Income Fund
Class Name	USCF Dividend Income Fund
Trading Symbol	UDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Dividend Income Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 6,271,343
Holdings Count | Integer	42
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$6,271,343
Number of Portfolio Holdings	42
Portfolio Turnover Rate	29%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2025.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	39.6%
Consumer, Non-cyclical	23.1%
Communications	10.7%
Energy	9.1%
Utilities	7.2%
Technology	4.2%
Basic Materials	3.7%
Money Market Funds	1.1%
Consumer, Cyclical	1.0%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Oil Plus Bitcoin Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Oil Plus Bitcoin Strategy Fund
Class Name	USCF Oil Plus Bitcoin Strategy Fund
Trading Symbol	WTIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Oil Plus Bitcoin Strategy Fund (the “Fund”) for the period of December 9, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the Period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Oil Plus Bitcoin Strategy Fund	$5(a)	0.89%

(a)	Based on the period December 9, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 5 [1]
Expense Ratio, Percent	0.89%
Net Assets	$ 369,395
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$369,395
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2025.

Collateral Allocation		Commodity Allocation
Collateral	% of Total Net Assets	Commodity Exposure	% of Total Net Assets
Cash	67.2%	Bitcoin	99.7%
		Energy	101.0%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities

[1]	Based on the period December 9, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher